FVM - Level 3 instruments: Sensitivity to changes in unobservable input assumptions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	$ 2,815	$ 738
Unfavorable changes	(2,538)	(696)
Credit Suisse
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	2,034
Unfavorable changes	(1,890)
Traded loans, loans designated at fair value, loan commitments and guarantees
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	635	19
Unfavorable changes	(600)	(12)
Securities financing transactions
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	30	33
Unfavorable changes	(32)	(37)
Auction rate securities
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	67	46
Unfavorable changes	(21)	(46)
Asset-backed securities
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	39	27
Unfavorable changes	(36)	(27)
Equity instruments
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	430	183
Unfavorable changes	(413)	(161)
Investment fund units
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	135	19
Unfavorable changes	(137)	(21)
Loan commitments measured at FVTPL
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	313	0
Unfavorable changes	(343)	0
Interest rate derivative contracts, net
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	217	18
Unfavorable changes	(103)	(12)
Credit derivative contracts, net
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	140	3
Unfavorable changes	(131)	(4)
Foreign exchange derivative contracts, net
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	5	10
Unfavorable changes	(4)	(5)
Equity / index derivative contracts, net
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	521	361
Unfavorable changes	(443)	(330)
Other
Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities [Line Items]
Favorable changes	281	20
Unfavorable changes	$ (276)	$ (41)